Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

33.	Subsequent events
The Company has evaluated subsequent events through February 27, 2025, which is the date the financial statements were authorized for issuance.
In November 2024, Stellantis initiated a consultation period with the trade unions and employee representatives on a proposal to consolidate its UK manufacturing of light commercial vehicles. On February 5, 2025 upon conclusion of the consultation period, the Company confirmed that the Luton plant will cease production in the second quarter of 2025. As of the date of this report, discussions are taking place with the affected employees. As such, the cost associated with transferring roles from Luton to Ellesmere Port, or an estimate of the termination benefits cannot yet be reasonably estimated.
On February 19, 2025, SFS U.S., through SFS Auto Receivables Securitization Trust 2025-1, issued six classes of
ABS Term Notes totaling €842 million ($875 million) in aggregate. The notes issued in each class bear a fixed rate. The ABS
Term Notes are secured by a pool of prime retail loans.